CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 464,694,884	$ 378,101,758	$ 499,548,201	$ 397,273,590	$ 301,699,465
OPERATING EXPENSES:
Salaries and benefits	122,134,416	98,937,707	137,507,952	114,289,965	97,108,523
Ceding commission	101,262,030	76,851,909	105,973,957	75,567,253	46,552,521
Losses and loss adjustment expenses	87,642,926	65,734,569	91,025,223	64,400,202	40,858,541
Sales expense	80,810,178	66,510,370	86,207,238	84,188,663	70,015,159
General and administrative services	46,626,867	35,950,687	51,188,091	39,028,964	30,797,462
Depreciation and amortization	15,282,029	8,195,731	11,799,691	8,950,435	7,754,938
Total operating expenses	453,758,446	352,180,973	483,702,152	386,425,482	293,087,144
OPERATING INCOME	10,936,438	25,920,785	15,846,049	10,848,108	8,612,321
OTHER EXPENSE	(1,041,355)	(523,559)	(986,481)	607,953	(16,713)
INCOME BEFORE INCOME TAX EXPENSE	9,895,083	25,397,226	14,859,568	11,456,061	8,595,608
INCOME TAX EXPENSE	4,789,638	3,745,855	4,820,451	7,250,191	121,810
NET INCOME	5,105,445	21,651,371	10,039,117	4,205,870	8,473,798
Add loss attributable to non-controlling interest	203,673	83,339	126,959
NET INCOME ATTRIBUTABLE TO THE HAGERTY GROUP, LLC	5,309,118	21,734,710	10,166,076	4,205,870	8,473,798
NET INCOME	5,105,445	21,651,371	10,039,117	4,205,870	8,473,798
Other comprehensive income (loss)
Foreign currency translation adjustments - net of tax	(625,725)	169,403	994,135	361,997	(444,676)
Derivative instruments	676,803		(423,228)
Total other comprehensive income	51,078	169,403	570,907	361,997	(444,676)
Comprehensive income	5,156,523	21,820,774	10,610,024	4,567,867	8,029,122
Comprehensive loss attributable to non-controlling interest	203,673	83,339	126,959
Comprehensive income attributable to The Hagerty Group, LLC	$ 5,360,196	$ 21,904,113	$ 10,736,983	$ 4,567,867	8,029,122
Earnings per Unit (Basic)	$ 53.09	$ 217.35	$ 101.66	$ 55.59
Earnings per Unit (Diluted)	$ 53.09	$ 217.35
Weighted average units (Basic)	100,000	100,000	100,000	75,665
Weighted average units (Diluted)	100,000	100,000
Commission and fee revenue
Total revenues	$ 214,004,045	$ 185,946,985	$ 236,443,028	$ 201,779,208	174,293,286
Earned premium
Total revenues	212,370,450	160,376,852	220,502,411	157,394,257	97,020,495
Membership and other revenue
Total revenues	$ 38,320,389	$ 31,777,921	$ 42,602,762	$ 38,100,125	$ 30,385,684